Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis	. The amounts presented below for cash equivalents and assets held in and liabilities related to separate accounts differ from the amounts presented in the balance sheet because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for assets and liabilities held in separate accounts are received directly from third parties.

	December 31, 2023
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.8	$—		$1.8		$—
States, municipalities and political subdivisions	0.5	—		0.5		—
Foreign governments	0.2	—		0.2		—
Asset-backed	0.1	—		0.1		—
Residential mortgage-backed	4.1	—		4.1		—
U.S. Corporate	2.2	—		2.2		—
Foreign Corporate	0.4	—		0.4		—
Short-term investments	1.6	1.6	(1)	—		—
Cash equivalents	0.7	0.7	(1)	—		—
Assets held in separate accounts	10.2	6.0	(2)	4.2	(3)	—
Total financial assets	$21.8	$8.3		$13.5		$—
Financial Liabilities
Liabilities related to separate accounts	$10.2	$6.0	(2)	$4.2	(3)	$—

	December 31, 2022
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.8	$—		$1.8		$—
States, municipalities and political subdivisions	0.5	—		0.5		—
Foreign governments	0.2	—		0.2		—
Residential mortgage-backed	4.5	—		4.5		—
U.S. Corporate	1.9	—		1.9		—
Foreign Corporate	0.3	—		0.3		—
Short-term investments	1.6	1.6	(1)	—		—
Cash equivalents	0.1	0.1	(1)	—		—
Assets held in separate accounts	10.1	4.8	(2)	5.3	(3)	—
Total financial assets	$21.0	$6.5		$14.5		$—
Financial Liabilities
Liabilities related to separate accounts	$10.1	$4.8	(2)	$5.3	(3)	$—
(1)  Primarily includes money market funds.
(2)  Primarily includes mutual funds and related obligations.
(3) Primarily includes fixed maturity securities and related obligations.
Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheet as of the dates indicated:

	December 31, 2023
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$4.8	$5.3	$—	$—	$5.3

	December 31, 2022
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$4.9	$5.1	$—	$—	$5.1
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.